Supplemental Cash Flow Information and Disclosure of Non-Cash Transactions (Notes) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Cash Flow, Supplemental [Line Items]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Nine Months Ended September 30,
	2014	2013
Cash paid during the year for interest, net of amounts capitalized	$47,152	$56,428
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	280,290	88,420
Class B units issued in connection with Creole Trail Pipeline Business acquisition	—	180,000

SUPPLEMENTAL CASH FLOW INFORMATION AND DISCLOSURES OF NON-CASH TRANSACTIONS

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cash paid during the year for interest, net of amounts capitalized	$120,908	$160,273	$164,513
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliate)	166,252	99,680	—
Class B units issued in connection with the Creole Trail Pipeline Business acquisition	180,000	—	—